22 Income tax (''IR'') and social contribution (''CSL'') (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Ir And Social Contribution
(Loss) before IR and CSL		R$ (9,683,784)	R$ (4,603,068)	R$ 3,604,736
IR and CSL at the rate of 34%		3,292,487	1,565,043	(1,225,610)
Permanent adjustments to the IR and CSL calculation basis
IR and CSL on equity in results of investees		6,595	3,469	(302)
Thin capitalization		(695,741)	(221,337)
Effect of the refund of Braskem America's tax benefit	[1]	(737,841)
Difference of rate applicable to each country	[2]	252,323	293,647	468,129
Fine in leniency agreement			(25,390)
Effect from the retrospective tax rate on bonus depreciation of Braskem America		334,460
Other permanent adjustments		216,195	347,238	21,232
Effect of IR and CSL on results of operations		(2,668,478)	(1,962,670)	736,551
Current IR and CSL expense
Current year		(52,830)	(251,641)	(512,951)
Changes in estimates related to prior years			22,696	3,177
Total current IR and CSL expense		(52,830)	(228,945)	(509,774)
Deferred IR and CSL expense
Origination and reversal of temporary differences		2,677,328	2,062,501	(369,546)
Tax losses (IR) and negative base (CSL)			129,114	142,769
Recognition of previously unrecognised deductible temporary differences		43,980
Total deferred IR and CSL		2,721,308	2,191,615	(226,777)
Total		R$ 2,668,478	R$ 1,962,670	R$ (736,551)
Effective rate		27.60%	42.60%	20.40%

[1]	Considering Universal Basis Taxation ("TBU"), the tax refund provided by U.S. Government affects the tax calculation of Braskem S.A. arising from the offsetting of Income Tax and Social Contribution Tax (IRPJ/CSLL) in the years of use of the bonus depreciation benefit. The amount calculated was R$738 million, which was recorded under current and non-current liabilities, in the item income tax and social contribution tax.
[2]	Includes the impact from the difference between IR/CSL tax rate in Brazil (34%) used for the preparation of this note and the tax rates in countries where the subsidiaries abroad are located, as follows.